Consolidated Statements of Comprehensive Income (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement Of Income And Comprehensive Income [Abstract]
Rent Expenses Incurred To Related Party	$ 798	$ 811	$ 810
Interest Expense, Related Party	$ 663	$ 455	$ 453